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                               SIERRA TRUST FUNDS
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(j)

Sierra Trust Funds (the "Trust") hereby certifies that the forms of prospectuses and statement of additional information that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A (File Nos. 033-27489 and 811-05775) which was filed electronically on October 30, 1996 (Accession No. 0000950150-96-001215).


                                        Sierra Trust Funds

                                        /S/   KEITH B. PIPES
                                        --------------------------------
Date: November 5, 1996                  By:    Keith B. Pipes
                                        Title: Executive Vice President,
                                               Treasurer and Secretary